Intangible Assets - Schedules (Details) - Licenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Balance at beginning of year	$ 2,223	$ 1,886
Acquisitions	8	331
Transferred to Assets held for sale	(51)	(10)
Divestitures	(11)	0
Exchanges - Licenses received	18	25
Exchanges - Licenses surrendered	(1)	(9)
Balance at end of year	$ 2,186	$ 2,223